Annual Fund Operating Expenses - HCM Hedged Equity ETF - HCM Hedged Equity ETF	Jul. 16, 2026
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.95%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.40%	[1]
Expenses (as a percentage of Assets)	1.35%

[1]	Estimated for the current fiscal period.